Commitments and Contingencies - Commitments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitment And Contingencies [Line Items]
Royalty expense	$ 740	$ 719	$ 543
Maximum [Member]
Commitment And Contingencies [Line Items]
Milestone contingent expense	$ 104